Finance debt - Summary of Weighted Average Interest Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 63,230	$ 58,300	$ 53,168
Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	18,985	9,502
Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 44,245	$ 48,798
Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	2.00%
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 62,302	$ 56,442
US dollar | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	18,090	8,693
US dollar | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 44,212	$ 47,749
US dollar | Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	3.00%
Weighted average time for which rate is fixed Years	4 years	4 years
US dollar | Weighted average | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	2.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 928	$ 1,858
Other currencies | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	895	809
Other currencies | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 33	$ 1,049
Other currencies | Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	7.00%
Weighted average time for which rate is fixed Years	16 years	16 years
Other currencies | Weighted average | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	1.00%